Contracts in Progress - (Tables)	12 Months Ended
Jun. 30, 2021
Contracts in Progress [Abstract]
Schedule Of Cost And Billings ON Uncompleted Construction Type Long Term Contracts Or Programs [Table Text Block]
Costs and billings on uncompleted construction-type contracts consist of the following (in millions):

	June 30, 2021	June 30, 2020
Costs incurred on contracts (from inception to completion)	$185.8	$152.5
Estimated earnings	133.2	108.9

Contracts in progress	319.0	261.4
Less: billings to date	(261.9)	(209.8)
Less: write-offs	(2.7)	—

	$54.4	$51.6

Schedule of costs in excess of billings and billings in excess of costs on uncompleted contracts [Table Text Block]
Included in the accompanying balance sheets under the following captions:

	June 30, 2021	June 30, 2020
Costs and estimated earnings in excess of billings on uncompleted contracts – current	$57.2	$59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent (1)	8.1	—
Billings in excess of costs and estimated earnings on uncompleted contracts – current (2)	(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent (3)	(2.9)	—

	$54.4	$51.5

(1)	Included in other assets within the consolidated balance sheets.
(2)	Included in deferred contract revenue – current within the consolidated balance sheets.
(3)	Included in other liabilities within the consolidated balance sheets.